Document And Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011	Jun. 30, 2010
Entity Registrant Name	Delta Seaboard International, Inc.
Entity Central Index Key	0001300524
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 982,564
Entity Common Stock, Shares Outstanding		70,892,250
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2011